Annual Total Returns- Janus Henderson Enterprise Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Enterprise Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.42%)	17.29%	32.38%	12.52%	4.03%	12.36%	27.42%	(0.41%)	35.48%	19.47%